Related Party Transactions	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions

17. Related Party Transactions

Sponsor Transactions

Golden Gate Capital and Summit Partners, L.P. (Summit Partners, and together with Golden Gate Capital, the Sponsors) are our largest investors.  We have entered into advisory agreements with our Sponsors pursuant to which we have retained them to provide advisory services relating to financing and strategic business planning, acquisitions and investments, analysis and oversight, executive recruiting and certain other services. We recognize these management fees as a component of general and administrative expenses in our Condensed Consolidated Statement of Operations.

The following table sets forth management fees and expenses rendered under the advisory agreements in connection with acquisitions, debt refinancing and other advisory services for the periods indicated:

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

Golden Gate Capital	$1.4	$1.5	$2.8	$3.0
Summit Partners	0.5	0.5	1.0	1.0
Total management fees and expenses	$1.9	$2.0	$3.8	$4.0

At October 31, 2015, $2.2 million of these fees primarily related to Golden Gate Capital remained unpaid.

In connection with the issuance of our Senior Secured Notes in the second quarter of fiscal 2016, we capitalized as deferred financing fees $2.5 million in fees paid to Angel Island Capital Services, LLC, an affiliate of Golden Gate Capital.  In addition, we expensed buyer transaction fees of approximately $4.8 million payable to Golden Gate Capital and $1.9 million payable to Summit Partners in connection with the GT Nexus Acquisition.  These transaction fees are include in acquisition-related and other costs in our Condensed Consolidated Statement of Operations for the fiscal periods ended October 31, 2015, and are included in other long-term liabilities on our Condensed Consolidated Balance Sheets as of October 31, 2015. We did not capitalize or expense any similar fees in the comparable period last year.

In the normal course of business, we may sell products and services to companies owned by our Sponsors.  Sales to companies owned by Golden Gate Capital and Summit Partners are recognized according to our revenue recognition policy as described in Note 2, Summary of Significant Accounting Policies.  Sales to Golden Gate Capital-owned companies were approximately $0.4 million and $0.6 million in the three months and six months ended October 31, 2015, respectively, and $0.3 million and $0.6 million in the comparable periods of fiscal 2015. We had no sales to companies owned by Summit Partners in the first six months of fiscal 2016 or the corresponding prior period.

We have made an immaterial amount of payments to companies owned by Golden Gate Capital and Summit Partners for products and services in the current quarter and first six months of fiscal 2016 and in the comparable periods of fiscal 2015.

Due to/from Affiliates

Infor, through certain of our subsidiaries, had net receivables from our affiliates, primarily HoldCo and Lux Bond Co, of $36.9 million and $35.3 million as of October 31, 2015 and April 30, 2015, respectively. These receivables arose primarily due to our payment of deferred financing fees and interest related to Lux Bond Co’s debt and are included in receivable from stockholders in the equity section on our Condensed Consolidated Balance Sheets.

Infor has entered into a Tax Allocation Agreement with GGC Software Parent, Inc., an affiliate of Lux Bond Co (the Tax Allocation Agreement). The Company is included in the GGC Software Parent, Inc. consolidated federal income tax return and the Tax Allocation Agreement sets forth the obligation of Infor and our domestic subsidiaries with regard to preparing and filing tax returns and allocating tax payments under the consolidated reporting rules of the Internal Revenue Code and similar state and local tax laws governing combined or consolidated filings. The Tax Allocation Agreement provides that each domestic subsidiary that is a member of the consolidated, unitary or combined tax group will pay its share of the taxes of the group.

Prior to the second quarter of fiscal 2015, payments of amounts recorded under the terms of the Tax Allocation Agreement were generally recorded as a decrease in our receivable from stockholders. In the first six months of fiscal 2015, we recorded payments of $5.0 million related to the Tax Allocation Agreement as reductions to our receivable from stockholders.

Beginning in the second quarter of fiscal 2015, certain payments made under the Tax Allocation Agreement have been recorded against affiliate payable, which is included in accounts payable on our Condensed Consolidated Balance Sheets. In the first six months of fiscal 2016 and 2015, we made payments of $8.5 million and $11.7 million, respectively, under the Tax Allocation Agreement, which were recorded against affiliate payable.  We had $9.0 million and $6.4 million payable under the Tax Allocation Agreement as of October 31, 2015 and April 30, 2015, respectively.

Dividends Paid to Affiliates

In the first six months of fiscal 2016 we paid dividends to certain of our affiliates totaling $17.0 million related to the funding of semi-annual interest on our affiliate’s debt. In April 2015, HoldCo elected to pay semi-annual interest due related to the HoldCo Notes of approximately $26.7 million in cash (i) with $1.2 million cash on-hand, (ii) with amounts we funded through dividend distributions from Infor to HoldCo of $17.0 million, which were accrued as of April 30, 2015, and (iii) through certain payments made under the Tax Allocation Agreement, totaling $8.5 million. The dividends and amounts due under the Tax Allocation Agreement were paid on May 1, 2015.

In addition, as of October 31, 2015, we had accrued dividends payable of $18.0 million related to our funding of the semi-annual interest on the HoldCo Notes. In October 2015, HoldCo elected to pay the semi-annual interest due on November 2, 2015, related to the HoldCo Notes of approximately $27.3 million in cash (i) with $0.3 million cash on-hand, (ii) with amounts we funded through dividend distributions from Infor to HoldCo of $18.0 million which were accrued as of October 31, 2015, and (iii) through payments made under the Tax Allocation Agreement of $9.0 million. The dividends and amounts due under the Tax Allocation Agreement were paid subsequent to quarter end on November 2, 2015.

In the second quarter of fiscal 2015 we paid dividends to certain of our affiliates totaling $42.7 million. In October 2014, HoldCo elected to pay interest due related to the HoldCo Notes of $30.1 million in cash and we funded the semi-annual interest due related to the HoldCo Notes through (i) dividend distributions from Infor to HoldCo of $21.6 million and (ii) payments made under the Tax Allocation Agreement of $8.5 million. In October 2014, we made dividend distributions of approximately $21.1 million to Infor Enterprise Applications, LP, an affiliate of the parent company of Infor, to fund equity distributions to members of our executive management team under certain of their equity awards.

In future periods, we may from time-to-time service additional interest payments related to the HoldCo Notes through further dividend distributions.

21. Related Party Transactions

Golden Gate Capital and Summit Partners (together, the Sponsors) are our largest investors. We have entered into advisory agreements with both of our Sponsors pursuant to which we have retained them to provide advisory services relating to financing and strategic business planning, acquisitions and investments, analysis and oversight, executive recruiting, certain other services and the reimbursement of reasonable out-of-pocket expenses. These advisory agreements are for an initial term of ten years with the annual management fee payable to Golden Gate Capital and Summit Partners on a quarterly basis. Under the advisory agreements, the total contractual annual management fee due is approximately $7.0 million which is payable to Golden Gate Capital and Summit Partners based on their pro rata ownership percentage of Infor Enterprise as defined in the applicable agreements. We recognized these management fees as a component of general and administrative expenses in our Consolidated Statement of Operations.

The following table sets forth management fees and expenses rendered under the advisory agreements in connection with acquisitions, debt refinancing and other advisory services for the periods indicated:

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Golden Gate Capital	$4.9	$5.9	$5.6
Summit Partners	1.8	2.0	1.8
Total management fees and expenses	$6.7	$7.9	$7.4

At April 30, 2015, $0.5 million and $0.2 million of the fees related to Golden Gate Capital and Summit Partners, respectively, remained unpaid.

In the normal course of business, we may sell products and services to companies owned by our Sponsors. Sales to companies owned by Golden Gate Capital and Summit Partners are recognized according to our revenue recognition policy as described in Note 2, Summary of Significant Accounting Policies. Sales to Golden Gate Capital-owned companies were approximately $0.9 million, $1.2 million and $2.5 million in fiscal 2015, 2014 and 2013, respectively.  We had no sales to companies owned by Summit Partners in fiscal 2015,  2014 or 2013.

In addition, we have made an immaterial amount of payments to companies owned by Golden Gate Capital and Summit Partners for products and services in in fiscal 2015,  2014 and 2013.

We capitalized as deferred financing fees $5.5 million and $0.1 million during fiscal 2015 and 2014, respectively, for fees and expenses paid to Golden Gate Capital and their affiliates in connection with our various debt transactions. In addition, we expensed transaction fees paid to Golden Gate Capital of $0.9 million in fiscal 2014 related to our debt refinancing transactions.  We did not capitalize or expense any similar fees in fiscal 2013.

In October 2014, we entered into a Master Services Agreement with Summit Partners (the MSA) under which we agreed to offer certain of Summit Partners’ portfolio companies our software products and our professional services at our customary rates. The MSA has an initial term of 12 months and automatically renews for successive 12-month renewal periods unless either party provides written notice of intent not to renew within 90 days prior to the first day of the applicable renewal period. In addition, after the initial term either party may terminate the MSA upon 90 days written notice.

Due to/from Affiliates

 Infor, through certain of our subsidiaries, had net receivables from our affiliates, HoldCo and Lux Bond Co, of $35.3 million as of April 30, 2015 and May 31, 2014. These receivables arose primarily due to our payment of deferred financing fees and interest related to Lux Bond Co’s debt and are included in receivable from stockholders in the equity section on our Consolidated Balance Sheets.

In fiscal 2014 and 2013 Lux Bond Co elected to pay quarterly interest related to the then outstanding Lux PIK Term Loan in cash, and we funded the applicable quarterly interest payments totaling $16.4 million and $18.2 million, respectively, that were due related to the Lux PIK Term Loan primarily through affiliate loans to Lux Bond Co. As previously noted, the outstanding balance of the Lux PIK Term Loan was repaid on April 8, 2014, with the proceeds from the issuance of our affiliate’s HoldCo Notes. See Note 12, Debt – Affiliate Company Borrowings. In fiscal 2015 we did not fund any interest payment related to our affiliates’ debt through additional intercompany loans.  See Dividends Paid to Affiliates below.

Infor has entered into a Tax Allocation Agreement with GGC Software Parent, Inc., an affiliate of Lux Bond Co. See Note 2, Summary of Significant Accounting Policies – Income Taxes. Prior to the second quarter of fiscal 2015, payments of amounts recorded under the terms of the Tax Allocation Agreement were generally recorded as a decrease in our stockholder receivable. We recorded payments of $11.5 million and $9.5 million in fiscal 2014 and 2013, respectively, related to the Tax Allocation Agreement, as reductions to our stockholder receivable.

Beginning in the second quarter of fiscal 2015, certain payments made under the Tax Allocation Agreement have been recorded against affiliate payable, which is included in accounts payable on our Consolidated Balance Sheets. In fiscal 2015 we made payments of $11.7 million under the Tax Allocation Agreement which were recorded against affiliate payable. We had $6.4 million and $3.2 million payable under the Tax Allocation Agreement as of April 30, 2015 and May 31, 2014, respectively.

Dividends Paid to Affiliates

In fiscal 2015 we paid dividends to certain of our affiliates totaling $65.7 million, including $21.6 million related to the funding of interest on our affiliate’s debt and $44.1 million related to the funding of our affiliate’s equity distributions. In October 2014, HoldCo elected to pay interest due related to the HoldCo Notes of $30.1 million in cash and we funded the quarterly interest due related to the HoldCo Notes through dividend distributions from Infor to HoldCo of $21.6 million and through certain payments made under the Tax Allocation Agreement of $8.5 million. In October 2014 and April 2015, we made dividend distributions of approximately $21.1 million and $23.0 million, respectively, to Infor Enterprise, an affiliate of the parent company of Infor, to fund equity distributions to members of our executive management team under certain of their equity awards.

In addition, as of April 30, 2015, we had accrued dividends payable of $17.0 million related to our funding of quarterly interest on HoldCo Notes. In April 2015 HoldCo elected to pay quarterly interest due related to the HoldCo Notes of approximately $26.7 million in cash with $1.2 million cash on-hand and with amounts we funded through dividend distributions from Infor to HoldCo of $17.0 million which were accrued as of April 30, 2015, and through certain payments made under the Tax Allocation Agreement of $8.5 million. The dividends and amounts due under the Tax Allocation Agreement were paid on May 1, 2015, subsequent to year end.

In future periods we may from time-to-time service additional interest payments related to the HoldCo Notes through further dividend distributions.